UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Abacus (C.I.) Limited
           -----------------------------------------------------
Address:   La Motte Chambers
           St. Helier
           Jersey, United Kingdom, JE1 1BJ
           -----------------------------------------------------

Form 13F File Number: 28-12042
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Simon J. Harman
        ---------------------------
Title:  Compliance & Risk Director
        ---------------------------
Phone:  00 44 1534 602031
        ---------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Mr Simon J. Harman              Jersey, CI, UK                    5/15/2007
----------------------              --------------                   ----------
     [Signature]                     [City, State]                     [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-11601         Sean Creavy
                 Senior Manager, Client Services & Operations

                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                  1
                                         ------------
Form 13F Information Table Entry Total:            99
                                         ------------
Form 13F Information Table Value Total:  $109,098,606
                                         ------------


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


  1.  ROYAL BANK OF CANADA, FORM 13F FILE NUMBER 028-11396

                                               FORM 13F INFORMATION TABLE

                                                                   SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP     VALUE  PRN AMT PRN CALL DSCRETN MANAGERS  SOLE  SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------ ------ ----
ABBEY NATL PLC                 GDR 7.375% PRF   002920809    25415    1000 SH       Sole               1000      0    0
ALCATEL-LUCENT                 SPONSORED ADR    013904305     2527     214 SH       Sole                214      0    0
ALCATEL-LUCENT                 SPONSORED ADR    013904305     3449     292 SH       Sole                292      0    0
ALLIED CAP CORP NEW            COM              01903Q108    28790    1000 SH       Sole               1000      0    0
ALTRIA GROUP INC               COM              02209S103    87750    1000 SH       Sole               1000      0    0
BARCLAYS BK PLC                ADR 2 PREF 2     06739F390    79695    3000 SH       Sole               3000      0    0
BARCLAYS BK PLC                ADR 2 PREF 2     06739F390    79695    3000 SH       Sole               3000      0    0
BERKSHIRE HATHAWAY INC DEL     CL B             084670207   108930      30 SH       Sole                 30      0    0
BUCKEYE PARTNERS L P           UNIT LTD PARTN   118230101    49690    1000 SH       Sole               1000      0    0
BURLINGTON NORTHN SANTA FE C   COM              12189T104    49449     615 SH       Sole                615      0    0
CBS CORP NEW                   CL B             124857202    15298     500 SH       Sole                500      0    0
CENTEX CORP                    COM              152312104    14616     350 SH       Sole                350      0    0
CHEVRON CORP NEW               COM              166764100    73915    1000 SH       Sole               1000      0    0
CISCO SYS INC                  COM              17275R102    25495    1000 SH       Sole               1000      0    0
CISCO SYS INC                  COM              17275R102   127475    5000 SH       Sole               5000      0    0
CITIGROUP INC                  COM              172967101    51340    1000 SH       Sole               1000      0    0
CITIGROUP INC                  COM              172967101    51340    1000 SH       Sole               1000      0    0
CONAGRA FOODS INC              COM              205887102    74700    3000 SH       Sole               3000      0    0
CONOCOPHILLIPS                 COM              20825C104    49223     720 SH       Sole                720      0    0
EATON VANCE ENH EQTY INC FD    COM              278277108    50375    2500 SH       Sole               2500      0    0
EXXON MOBIL CORP               COM              30231G102    40735     540 SH       Sole                540      0    0
GLAXOSMITHKLINE PLC            SPONSORED ADR    37733W105    55235    1000 SH       Sole               1000      0    0
JOHN HANCOCK BK &THRIFT OPP    SH BEN INT       409735107    28830    3000 SH       Sole               3000      0    0
HARMONY GOLD MNG LTD           SPONSORED ADR    413216300    38239    2750 SH       Sole               2750      0    0
HARTFORD FINL SVCS GROUP INC   COM              416515104    38228     400 SH       Sole                400      0    0
HEWLETT PACKARD CO             COM              428236103   159703    3978 SH       Sole               3979      0    0
HOSPIRA INC                    COM              441060100     8177     200 SH       Sole                200      0    0
IDEARC INC                     COM              451663108     1754      50 SH       Sole                 50      0    0
INTEL CORP                     COM              458140100     7646     400 SH       Sole                400      0    0
INTERNATIONAL BUSINESS MACHS   COM              459200101    43815     465 SH       Sole                465      0    0
INTERNATIONAL BUSINESS MACHS   COM              459200101    18845     200 SH       Sole                200      0    0
ISHARES INC                    MSCI UTD KINGD   464286699   650438   26950 SH       Sole              26950      0    0
ISHARES INC                    MSCI UTD KINGD   464286699   291551   12080 SH       Sole              12080      0    0
ISHARES INC                    MSCI JAPAN       464286848   617906   42250 SH       Sole              42250      0    0
ISHARES TR                     MSCI EMERG MKT   464287234   567572    4875 SH       Sole               4875      0    0
JP MORGAN CHASE & CO           COM              46625H100    96750    2000 SH       Sole               2000      0    0
KT CORP                        SPONSORED ADR    48268K101  1320125   59000 SH       Sole              59000      0    0
KINDER MORGAN ENERGY PARTNER   UT LTD PARTNER   494550106   160750    3050 SH       Sole               3050      0    0
LEHMAN BROS HLDGS INC          COM              524908100    42018     600 SH       Sole                600      0    0
LIBERTY ALL STAR EQUITY FD     SH BEN INT       530158104    84850   10000 SH       Sole              10000      0    0
LIBERTY ALL STAR EQUITY FD     SH BEN INT       530158104    42425    5000 SH       Sole               5000      0    0
LILLY ELI & CO                 COM              532457108   268500    5000 SH       Sole               5000      0    0
MERCK & CO INC                 COM              589331107   176660    4000 SH       Sole               4000      0    0
MICROSOFT CORP                 COM              594918104    55730    2000 SH       Sole               2000      0    0
MORGAN STANLEY                 COM NEW          617446448  5953641   75621 SH       Sole              75621      0    0
MORGAN STANLEY                 COM NEW          617446448 53636781  681275 SH       Sole             681275      0    0
PLUM CREEK TIMBER CO INC       COM              729251108    78820    2000 SH       Sole               2000      0    0
PLUM CREEK TIMBER CO INC       COM              729251108    39410    1000 SH       Sole               1000      0    0
QUALCOMM INC                   COM              747525103    68192    1600 SH       Sole               1600      0    0
ROYAL BK SCOTLAND GROUP PLC    ADR PREF SHS R   780097747    25185    1000 SH       Sole               1000      0    0
ROYAL BK SCOTLAND GROUP PLC    ADR PREF SHS Q   780097754    78465    3000 SH       Sole               3000      0    0
ROYAL BK SCOTLAND GROUP PLC    ADR PREF SER N   780097770    51180    2000 SH       Sole               2000      0    0
ROYAL BK SCOTLAND GROUP PLC    SP ADR PREF M    780097796    25775    1000 SH       Sole               1000      0    0
SPDR TR                        UNIT SER 1       78462F103   266128    1875 SH       Sole               1875      0    0
SCHLUMBERGER LTD               COM              806857108  2827593   40944 SH       Sole              40944      0    0
SCHLUMBERGER LTD               COM              806857108  3365570   48734 SH       Sole              48734      0    0
SCHLUMBERGER LTD               COM              806857108  3365570   48734 SH       Sole              48734      0    0
SCHLUMBERGER LTD               COM              806857108  3365570   48734 SH       Sole              48734      0    0
SCHLUMBERGER LTD               COM              806857108  3365570   48734 SH       Sole              48734      0    0
SCHLUMBERGER LTD               COM              806857108  5671622   82126 SH       Sole              82126      0    0
SCHLUMBERGER LTD               COM              806857108  5457536   79026 SH       Sole              79026      0    0
SCHLUMBERGER LTD               COM              806857108  5457536   79026 SH       Sole              79026      0    0
SCHLUMBERGER LTD               COM              806857108  5457536   79026 SH       Sole              79026      0    0
SELECT SECTOR SPDR TR          SBI INT-ENERGY   81369Y506   135428    2250 SH       Sole               2250      0    0
TELECOM CORP NEW ZEALAND LTD   SPONSORED ADR    879278208    54350    2000 SH       Sole               2000      0    0
TELECOM CORP NEW ZEALAND LTD   SPONSORED ADR    879278208    54350    2000 SH       Sole               2000      0    0
TIME WARNER INC                COM              887317105    19725    1000 SH       Sole               1000      0    0
TIME WARNER INC                COM              887317105   169635    8600 SH       Sole               8600      0    0
VERIZON COMMUNICATIONS         COM              92343V104    37920    1000 SH       Sole               1000      0    0
VIACOM INC NEW                 CL B             92553P201    20540     500 SH       Sole                500      0    0
ACCENTURE LTD BERMUDA          CL A             G1150G111  1272172   32992 SH       Sole              32992      0    0
ACCENTURE LTD BERMUDA          CL A             G1150G111  1092482   28332 SH       Sole              28332      0    0
ACCENTURE LTD BERMUDA          CL A             G1150G111  1120091   29048 SH       Sole              29048      0    0
BUNGE LIMITED                  COM              G16962105    63263     770 SH       Sole                770      0    0
FLEXTRONICS INTL LTD           ORD              Y2573F102    18568    1698 SH       Sole               1698      0    0
AMGEN INC                      COM              31162100     22352     400 SH       Sole                400      0    0
AMERICAN INTL GROUP INC        COM              26874107     23527     350 SH       Sole                350      0    0
CISCO SYS INC                  COM              17275R102    22977     900 SH       Sole                900      0    0
DEERE & CO                     COM              244199105    31506     290 SH       Sole                290      0    0
DELL INC                       COM              24702R101    23210    1000 SH       Sole               1000      0    0
DOLLAR GEN CORP                COM              256669102    31725    1500 SH       Sole               1500      0    0
CITIGROUP INC                  COM              172967101    41072     800 SH       Sole                800      0    0
EXXON MOBIL CORP               COM              30231G102    48288     640 SH       Sole                640      0    0
GENERAL ELECTRIC CO            COM              369604103    31824     900 SH       Sole                900      0    0
GOLDMAN SACHS GROUP INC        COM              38141G104    43392     210 SH       Sole                210      0    0
EXELON CORP                    COM              30161N101    31950     465 SH       Sole                465      0    0
PROCTER & GAMBLE CO            COM              742718109    31580     500 SH       Sole                500      0    0
PEABODY ENERGY CORP            COM              704549104    10060     250 SH       Sole                250      0    0
KRAFT FOODS INC                CLA              50075N104    22162     700 SH       Sole                700      0    0
SMITHFIELD FOODS INC           COM              832248108    20965     700 SH       Sole                700      0    0
MARATHON OIL CORP              COM              565849106    40026     405 SH       Sole                405      0    0
WAL MART STORES INC            COM              931142103    23475     500 SH       Sole                500      0    0
ISHARES TR                     7-10 YR TRS BD   464287440    49854     600 SH       Sole                600      0    0
MELCO PBL ENTMNT LTD           ADR              585464100    16140    1000 SH       Sole               1000      0    0
AMERICAN EXPRESS CO            COM              25816109     11279     200 SH       Sole                200      0    0
AMERIPRISE FINL INC            COM              03076C106     5711     100 SH       Sole                100      0    0
CITIGROUP INC                  COM              172967101    10268     200 SH       Sole                200      0    0
GENERAL ELECTRIC CO            COM              369604103    17675     500 SH       Sole                500      0    0
INTEL CORP                     COM              458140100     5735     300 SH       Sole                300      0    0